Borrowings - Pledge and security agreements (Details) $ in Thousands, € in Millions, $ in Millions				12 Months Ended
	Nov. 21, 2021 USD ($)	Nov. 18, 2021 USD ($)	Nov. 18, 2021 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 04, 2021 USD ($)	Nov. 01, 2021 USD ($)	Sep. 08, 2021 USD ($)	Apr. 16, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings | €							€ 20
Borrowing				$ 1,465,437	$ 1,439,603	$ 1,344,817				$ 30,500
Proceeds from borrowings, classified as financing activities				371,951	366,544	224,310
Repayments of borrowings, classified as financing activities				$ 328,775	$ 266,839	$ 71,466
Borrowings, interest rate basis				three
Armenia International Airports C.J.S.C | Puerta del Sur S.A ("PDS")
Disclosure of detailed information about borrowings [line items]
Secured loans											$ 1,500
Banco de la Ciudad de Buenos Aires | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Borrowing									$ 5,000
Banco de la Repblica Oriental del Uruguay | Puerta del Sur S.A ("PDS")
Disclosure of detailed information about borrowings [line items]
Borrowing											$ 10,000
Series 2021 Notes | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 64,000
Onshore renegotiation - ICBC | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities	$ 10,000			$ 7,800
Offshore renegotiation | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities		$ 20,800	$ 3,682.0
Repayments of borrowings, classified as financing activities		34,300	6,085.0
Offshore loan with Citibank N.A. | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities		$ 22,300	$ 3,944.0
Morethn 24 Months | Banco de la Ciudad de Buenos Aires | Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									6.00%